SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance as of the beginning of period/year		$ 126,875
Additions charged to bad debt expense	2,268
Effect of disposal subsidiaries		(126,875)
Balance as of the end of period/year	$ 2,268